Document and Entity Information	Jan. 18, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	ASHLAND GLOBAL HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0001674862
Document Type	8-K
Document Period End Date	Jan. 18, 2021
Entity Incorporation State Country Code	DE
Entity File Number	333-211719
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	8145 Blazer Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	995-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	ASH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Country	NA